Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Scheduled of convertible senior notes
	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Liability:
Principle:	200,000	200,000
Unamortized issuance costs	4,263	5,357
Net carrying amount	195,737	194,643